Equity share capital and share premium (Details) shares in Millions, $ in Millions	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 € / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 € / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Issued capital and share premium
Total shares | shares	597.6		597.6
Total shares capital / premium	$ 277		$ 455		$ 333	$ 286
Par value | € / shares		€ 0.01		€ 0.01
Share capital
Issued capital and share premium
Total shares capital / premium	267		267		7	7
Share premium
Issued capital and share premium
Total shares capital / premium	$ 5,989		$ 5,989		$ 5,992	$ 5,992